Consolidated Statements of Profit or Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Profit or loss [abstract]
Revenue	$ 18,625,807	$ 18,949,508	$ 37,344,305	$ 34,475,126
Cost of revenue	(15,791,848)	(15,009,671)	(31,502,466)	(29,634,859)
Gross margin	2,833,959	3,939,837	5,841,839	4,840,267
Administrative expenses	(3,423,235)	(2,870,240)	(4,511,849)	(3,407,313)
(Loss) profit from operations	(589,276)	1,069,597	1,329,990	1,432,954
Other income (expenses)	159,630	(83,774)	72,051	20,924
Foreign exchange (loss)/gain, net	474,701	3,713	(335,829)	491,727
Finance costs	(251,127)	(224,753)	(770,230)	(621,971)
(Loss) profit before income tax	(206,072)	764,783	295,982	1,323,634
Provision for income taxes (expense)/benefit	(27,866)	(293,302)	(119,953)	(173,060)
Net (loss) profit for the period	(233,938)	471,481	176,029	1,150,574
Less: net income attributable to non-controlling interests	(2,003)	(4,133)	(3,108)	(10,086)
Net profit attributable to equity holders of the Company	$ (235,941)	$ 467,348	$ 172,921	$ 1,140,488
Earnings (loss) per share
Basic and diluted (loss) profit for the period attributable to ordinary equity holders of the Company	$ (0.001)	$ 0.001	$ 0.00	$ 0.02
Weighted average number of shares used in computation:
Basic and diluted	50,000,000	50,000,000	50,000,000	50,000,000